Significant Accounting Policies - Schedule of Cost of the Intangible Assets (Details)	12 Months Ended
Dec. 31, 2025
Computer Software [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	5 years
Intelligent Cloud Platform [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	10 years
Right-of-use Platform [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	10 years
Customer Base [Member] | Top of range [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	1 year
Customer Base [Member] | Bottom of range [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	3 years
Technical Know-How [Member] | Top of range [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	8 years
Technical Know-How [Member] | Bottom of range [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	10 years
Security Surveillance System [Member]
Schedule of Cost of the Intangible Assets [Line Items]
Estimated useful life	10 years